Long-term Debt and Other Financing Debt Instrument Table (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2012 USD ($)	Jun. 30, 2017	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017
Debt Instrument [Line Items]
Capital Lease Obligations			$ 0.0	$ 25.2
Unamortized discount/premium and debt issuance costs			(55.4)	(53.7)
Total long-term debt			2,110.1	1,816.6
Gains (losses) on retirement of debt			(21.3)	(9.2)	$ 9.8
Payments of Debt Issuance Costs			25.3	20.4	$ 0.0
Senior Secured Notes Due July 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 380.0	$ 380.0
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)			7.50%
Debt Instrument, Maturity Date		Jul. 15, 2023
Assets Pledged as Collateral, Carrying Amount			$ 1,500.0
Debt Instrument, Convertible, Effective Interest Rate			8.30%	8.30%
Senior Secured Notes Due July 2023 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption, Description			Before July 15, 2019, we may redeem the Secured Notes at a price equal to 100.000% of par plus a make-whole premium and all accrued and unpaid interest to the date of redemption.
Debt Instrument, Redemption Period, End Date			Jul. 14, 2019
Senior Secured Notes Due July 2023 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			103.75%
Debt Instrument, Redemption Period, Start Date			Jul. 15, 2019
Debt Instrument, Redemption Period, End Date			Jul. 14, 2020
Senior Secured Notes Due July 2023 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			101.875%
Debt Instrument, Redemption Period, Start Date			Jul. 15, 2020
Debt Instrument, Redemption Period, End Date			Jul. 14, 2021
Senior Secured Notes Due July 2023 [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			100.00%
Debt Instrument, Redemption Period, Start Date			Jul. 15, 2021
Debt Instrument, Redemption Period, End Date			Jul. 15, 2023
Senior Secured Notes Due December 2018 [Member]
Debt Instrument [Line Items]
Gains (losses) on retirement of debt				$ (12.4)
Exchangeable Senior Notes Due November 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 150.0	$ 150.0
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)			5.00%
Debt Instrument, Maturity Date			Nov. 15, 2019
Debt Instrument, Convertible, Effective Interest Rate			10.80%	10.80%
Debt Instrument, Convertible, Stock Price Trigger | $ / shares			$ 7.02
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			130.00%
Debt Instrument, Convertible, Threshold Trading Days			20
Debt Instrument, Convertible, Threshold Consecutive Trading Days			30
Exchangeable notes exchange feature				$ 21.3
Debt Instrument, Convertible, Conversion Ratio (in shares per $1,000 principal amount)			185.1852
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 5.40
Debt Instrument, Convertible, Number Of Equity Instruments (in shares) | shares			27,800,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	$ 38.7
Carrying Value of Long-term Debt			$ 135.3	128.7
Exchangeable Senior Notes Due November 2019 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Number Of Equity Instruments (in shares) | shares			37,500,000
Senior Notes Due May 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 0.0	529.8
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)							7.625%
Debt Instrument, Maturity Date			May 15, 2020
Gains (losses) on retirement of debt			$ (13.1)
Senior Notes Due October 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 406.2	406.2
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)			7.625%
Debt Instrument, Maturity Date			Oct. 01, 2021
Senior Notes Due October 2021 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			103.813%
Debt Instrument, Redemption Period, Start Date			Oct. 01, 2017
Debt Instrument, Redemption Period, End Date			Sep. 30, 2018
Senior Notes Due October 2021 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			101.906%
Debt Instrument, Redemption Period, Start Date			Oct. 01, 2018
Debt Instrument, Redemption Period, End Date			Sep. 30, 2019
Senior Notes Due October 2021 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			100.00%
Debt Instrument, Redemption Period, Start Date			Oct. 01, 2019
Debt Instrument, Redemption Period, End Date			Sep. 30, 2021
Senior Notes Due April 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 0.0	279.8
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)		8.375%
Debt Instrument, Maturity Date			Apr. 15, 2022
Gains (losses) on retirement of debt			$ (8.4)
Senior Notes Due October 2025 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 280.0	0.0
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)			6.375%
Debt Instrument, Maturity Date			Oct. 15, 2025
Proceeds from Debt, Net of Issuance Costs			$ 275.8
Debt Instrument, Convertible, Effective Interest Rate			7.10%
Payments of Debt Issuance Costs			$ 10.6
Senior Notes Due October 2025 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, End Date			Oct. 14, 2020
Senior Notes Due October 2025 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			103.188%
Debt Instrument, Redemption Period, Start Date			Oct. 15, 2020
Debt Instrument, Redemption Period, End Date			Oct. 14, 2021
Senior Notes Due October 2025 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			101.594%
Debt Instrument, Redemption Period, Start Date			Oct. 15, 2021
Debt Instrument, Redemption Period, End Date			Oct. 14, 2022
Senior Notes Due October 2025 [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			100.00%
Debt Instrument, Redemption Period, Start Date			Oct. 15, 2022
Debt Instrument, Redemption Period, End Date			Oct. 14, 2025
Senior Notes Due March 2027 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 400.0	0.0		$ 400.0
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)			7.00%
Debt Instrument, Maturity Date			Mar. 15, 2027
Proceeds from Debt, Net of Issuance Costs			$ 394.0
Payments of Debt Issuance Costs			$ 7.5
Senior Notes Due March 2027 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, End Date			Mar. 14, 2022
Senior Notes Due March 2027 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			103.50%
Debt Instrument, Redemption Period, Start Date			Mar. 15, 2022
Debt Instrument, Redemption Period, End Date			Mar. 14, 2023
Senior Notes Due March 2027 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			102.333%
Debt Instrument, Redemption Period, Start Date			Mar. 15, 2023
Debt Instrument, Redemption Period, End Date			Mar. 14, 2024
Senior Notes Due March 2027 [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			101.167%
Debt Instrument, Redemption Period, Start Date			Mar. 15, 2024
Debt Instrument, Redemption Period, End Date			Mar. 14, 2025
Senior Notes Due March 2027 [Member] | Debt Instrument, Redemption, Period Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			100.00%
Debt Instrument, Redemption Period, Start Date			Mar. 15, 2025
Debt Instrument, Redemption Period, End Date			Mar. 14, 2027
Unsecured Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 73.3
Long-term Debt, Weighted Average Interest Rate, at Point in Time			6.80%
Secured Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 26.0
Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 99.3	99.3
Debt Instrument, Maturity Date Range, Start			Nov. 15, 2019
Debt Instrument, Maturity Date Range, End			Jun. 01, 2028
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit Facility			$ 450.0	$ 0.0